Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities
Schedule of fair value of marketable securities

In $000s	Cost	Fair Value
Balance, December 31, 2022	$2,365	$2,494
Sold	(505)	(396)
Realized loss	—	(109)
Unrealized loss	—	(435)
Balance, December 31, 2023	$1,860	$1,554
Sold	(17)	(38)
Realized gain	—	21
Unrealized loss	—	(588)
Balance, December 31, 2024	$1,843	$949